The Victory Portfolios
3435 Stelzer Road
Columbus, Ohio 43219

March 2, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	The Victory Portfolios File Nos. 33-8982; 811-4852

Ladies and Gentlemen:

On behalf of The Victory Portfolios ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 76 to Registrant's Registration Statement on Form N-1A, filed on February 28, 2006, constituting the most recent amendment to this Registration Statement ("the Amendment") that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2006, accession number 0001047469-06-002616.

If you have any questions or comments regarding this filing, please call George P. Attisano at (212) 715-9555.

Very truly yours,

The Victory Portfolios

By:

David C. Brown President